Mar. 20, 2025
U.S. Treasury Money Market Fund | Class X Shares
U.S. Treasury Money Market Fund
Investment Objective
U.S. Treasury Money Market Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.
Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same (except that the example incorporates the fund’s expense limitation arrangements for only the first year of each period presented). You would incur these hypothetical expenses whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Principal Investment Strategies

U.S. Treasury Money Market Fund invests exclusively in direct obligations of the U.S. Treasury. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

Principal Risks
Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund by showing changes in the fund’s performance. Because Class X shares have not commenced operations as of the date of this prospectus, performance is shown for Class A shares of the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s Class A share performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated. Performance for Class X shares will be provided after such shares have one full calendar year of performance.

The performance shown in the bar chart and performance table includes the performance of the fund’s predecessor entity, U.S. Treasury Money Market Fund, a series of First American Funds, Inc. (the “Predecessor Fund”), prior to the commencement of the fund’s operations. On December 22, 2023, the fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund through a tax-free reorganization (the “Reorganization”). As a result of the Reorganization, the fund adopted the performance and financial history of the Predecessor Fund. The fund has the same investment objective, strategy, risks and investment adviser as the Predecessor Fund. As a result, the performance of the fund would have been substantially similar to that of the Predecessor Fund.

The bar chart shows the performance of the Predecessor Fund’s Class A shares which was adopted by the Class A shares of the fund for periods prior to the Reorganization. If the Predecessor Fund’s investment adviser had not waived or reimbursed certain Predecessor Fund expenses during these periods, the Predecessor Fund’s returns would have been lower.

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

Best Quarter:	Quarter ended December 31, 2023	1.18%

Worst Quarter:	Quarter ended March 31, 2022*	0.00%

*	Most recent quarter with this return during the period of the chart.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/24
U.S. Treasury Money Market Fund | Class X Shares | Risk Lose Money [Member]
You could lose money by investing in the fund.
U.S. Treasury Money Market Fund | Class X Shares | Credit Risk [Member]
Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.
U.S. Treasury Money Market Fund | Class X Shares | Interest Rate Risk [Member]

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall. During periods when interest rates are low or there are negative interest rates, the fund’s yield (and total return) also may be low or the fund may be unable to maintain positive returns.

U.S. Treasury Money Market Fund | Class X Shares | Market Risk [Member]

Market Risk — Market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, tensions in the Middle East, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, among other events, may negatively impact the fund’s performance or impair the fund’s ability to achieve its investment objective.

U.S. Treasury Money Market Fund | Class X Shares | Liquidity Risk [Member]

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

U.S. Treasury Money Market Fund | Class X Shares | Redemption Risk [Member]
Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.
U.S. Treasury Money Market Fund | Class X Shares | Income Risk [Member]
Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.
U.S. Treasury Money Market Fund | Class X Shares | Cybersecurity Risk [Member]

Cybersecurity Risk — The fund may be subject to operational and informational security risks resulting from breaches in cybersecurity at the fund, the fund’s affiliates or service providers. A cybersecurity breach at an issuer of securities in which the fund invests may cause such securities to lose value.

U.S. Treasury Money Market Fund | Class X Shares | Regulatory Risk [Member]
Regulatory Risk — Changes to monetary policy by the Federal Reserve or other regulatory actions may impact the fund’s operations, universe of potential investment options, and return potential.
U.S. Treasury Money Market Fund
Shareholder Fees	U.S. Treasury Money Market Fund Class X Shares
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

Annual Fund Operating Expenses	U.S. Treasury Money Market Fund Class X Shares
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.21%
Less Fee Waivers	(0.05%)	[1]
Net Expenses	0.16%	[1]
[1]	The adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2026, so that total annual fund operating expenses, after waivers, do not exceed 0.16%. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2026 at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of trustees.

Expense Example	1 year	3 years	5 years	10 years
U.S. Treasury Money Market Fund | Class X Shares | USD ($)	16	76	136	341

Average Annual Total Returns	1 Year	5 Years	10 Years	Inception Date
U.S. Treasury Money Market Fund | Class X Shares	4.55%	1.99%	1.27%	Oct. 25, 2004